Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	June 30, 2024	December 31, 2023
Accounts receivable	$30,117,616	$14,563,153
Less: Allowance for ECLs / uncollectable accounts	(13,078,361)	(13,114,951)
	$17,039,255	$1,448,202

Schedule of Aging Analysis of Accounts Receivable	The aging analysis of accounts receivable is as follows:
	June 30, 2024	December 31, 2023
Not past due	$471,022	$3,937,838
Up to 180 days	17,669,716	4,770,297
181 to 365 days	6,271,360	3,100,633
Over 366 days	5,705,518	2,754,385
	$30,117,616	$14,563,153